Shareholder Report	6 Months Ended
May 31, 2025 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MSS SERIES TRUST
Entity Central Index Key	0001368578
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2025
One Rock Fund
Shareholder Report [Line Items]
Fund Name	One Rock Fund
Class Name	Institutional Class
Trading Symbol	ONERX
Annual or Semi-Annual Statement [Text Block]	Additional Information: This semi-annual shareholder report contains information about One Rock Fund - ONERX (the “Fund”) for the period December 1, 2024 to May 31, 2025.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]

You can find additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information, by visiting https://www.onerockfund.com. You can also request this information by contacting us at 1-800-564-3899.

Additional Information Phone Number	1-800-564-3899
Additional Information Email	https://www.onerockfund.com.
Expenses [Text Block]

EXPENSE INFORMATION

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Costs paid as a
	Cost of a	percentage of a
	$10,000	$10,000 investment
Fund Name	investment	(annualized)
One Rock Fund	$86	1.70%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	1.70%
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
FUND/INDEX	1 Year	5 Years	From Inception Annualized**	Value
ONE ROCK Fund	33.11%	25.85%	31.75%	$42,345
S&P 500 Index	13.52%	15.93%	15.81%	$21,566

Net Assets	$ 25,972,709
Holdings Count | Holdings	47
Advisory Fees Paid, Amount	$ 143,613
Investment Company, Portfolio Turnover	336.29%
Additional Fund Statistics [Text Block]	ABOUT THE FUND
Net Assets	$25,972,709
Portfolio Holdings	47
Portfolio Turnover	336.29%
Advisory Fees Paid by Fund*	$143,613

Holdings [Text Block]
Largest Holdings [Text Block]

TOP 10 HOLDINGS (% of Net Assets)

Nvidia Corp. NVDA	10.56%
Palantir Technologies Inc. Class A PLTR	8.63%
Snowflake Inc. Class A SNOW	7.24%
Robinhood Markets, Inc. Class A HOOD	6.37%
Argan, Inc. AGX	4.24%
MicroStrategy Inc. Class A MSTR	3.84%
Coinbase Global Inc. Class A COIN	3.61%
AppLovin Corp. Class A APP	3.10%
Celestica, Inc. Class A CLS	2.86%
Cloudflare, Inc. Class A NET	2.55%
TOTAL	53.00%

Material Fund Change [Text Block]

Householding of Shareholder Documents:

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Fund documents not be householded, please contact the Fund at 1-800-564-3899, or contact your financial intermediary.